Intangible Assets And Liabilities	6 Months Ended
Jun. 30, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets And Liabilities

NOTE 6 – INTANGIBLE ASSETS AND LIABILITIES

Intangible assets as of June 30, 2021 and December 31, 2020 consisted of the following:

	Cost	Accumulated Amortization	Net Book Value
Favorable lease terms December 31, 2020	$ 83,716	$ (81,716)	$ 2,000
Additions/ (Amortization)	—	(583)	(583)
Favorable lease terms June 30, 2021	$ 83,716	$ (82,299)	$ 1,417

Amortization expense of favorable lease terms for each of the periods ended June 30, 2021 and 2020 is presented in the following table:

	Three Month Period Ended		Six Month Period Ended
	June 30, 2021	June 30, 2020	June 30, 2021	June 30, 2020
Favorable lease terms	$ (292)	$ (292)	$ (583)	$ (583)
Total	$ (292)	$ (292)	$ (583)	$ (583)

The aggregate amortization of the intangibles for the 12-month periods ended June 30 is estimated to be as follows:

Year	Amount
2022	1,166
2023	251
Total	$ 1,417

Intangible assets subject to amortization are amortized using straight line method over their estimated useful lives to their estimated residual value of zero.

Intangible liabilities as of June 30, 2021 and December 31, 2020 consisted of the following:

	Cost	Accumulated Amortization	Net Book Value
Unfavorable lease terms December 31, 2020	$—	$—	$—
Additions/ (Amortization)	224,490	(42,026)	182,464
Unfavorable lease terms June 30, 2021	$224,490	$(42,026)	$182,464

Amortization income of unfavorable lease terms for each of the periods ended June 30, 2021 and 2020 is presented in the following table:

	Three Month Period Ended		Six Month Period Ended
	June 30, 2021	June 30, 2020	June 30, 2021	June 30, 2020
Unfavorable lease terms	$ 42,026	—	$ 42,026	—
Total	$ 42,026	—	$ 42,026	—

The aggregate amortization of the intangibles for the 12-month periods ended June 30 is estimated to be as follows:

Year	Amount
2022	101,266
2023	42,729
2024	16,792
2025	12,204
2026	9,473
Total	$ 182,464

Intangible liabilities subject to amortization are amortized using straight line method over their estimated useful lives to their estimated residual value of zero. The weighted average useful lives are 2.7 years for the remaining unfavorable lease terms.